Lease - Other information related to leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 50	$ 0	$ 88	$ 0	$ 0